Antonio Aliberti
Managing Director
Securities Operations

NYSE Group

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5834 | f 212.656.5893
aaliberti@nyse.com

RECD S.E.C.
AUG 1 4 2007
1086

August 14, 2007

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

CERT NYS 001-31809

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, ING Clarion Real Estate Income Fund, Common Shares of Beneficial Interest and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on August 14, 2007. Tentative listing date – August 15, 2007.

Sincerely

PROCESSED
AUG 1 6 2007
THOMSON
FINANCIAL

07073884

END